Dividend Payment Restrictions	12 Months Ended
Dec. 31, 2014
Dividend Payment Restrictions [Abstract]
Dividend Payment Restrictions

(4) Dividend Payment Restrictions

The payment of dividends by PSE to Puget Energy is restricted by provisions of certain covenants applicable to long-term debt contained in PSE’s electric and natural gas mortgage indentures. At December 31, 2014, approximately $438.4 million of unrestricted retained earnings was available for the payment of dividends under the most restrictive mortgage indenture covenant.

Beginning February 6, 2009, pursuant to the terms of the Washington Commission merger order, PSE may not declare or pay dividends if PSE’s common equity ratio, calculated on a regulatory basis, is 44.0% or below except to the extent a lower equity ratio is ordered by the Washington Commission. Also, pursuant to the merger order, PSE may not declare or make any distribution unless on the date of distribution PSE’s corporate credit/issuer rating is investment grade, or, if its credit ratings are below investment grade, PSE’s ratio of Adjusted Earnings Before Interest, Tax, Depreciation and Amortization (EBITDA) to interest expense for the most recently ended four fiscal quarter periods prior to such date is equal to or greater than 3 to one. The common equity ratio, calculated on a regulatory basis, was 47.7% at December 31, 2014, and the EBITDA to interest expense was 4.3 to one for the twelve months then ended.

PSE’s ability to pay dividends is also limited by the terms of its credit facilities, pursuant to which PSE is not permitted to pay dividends during any Event of Default (as defined in the facilities), or if the payment of dividends would result in an Event of Default, such as failure to comply with certain financial covenants.

Puget Energy’s ability to pay dividends is also limited by the merger order issued by the Washington Commission. Pursuant to the merger order, Puget Energy may not declare or make a distribution unless on such date Puget Energy’s ratio of consolidated EBITDA to consolidated interest expense for the four most recently ended fiscal quarters prior to such date is equal to or greater than 2 to one. Puget Energy’s EBITDA to interest expense was 3.1 to one for the twelve months ended December 31, 2014.

At December 31, 2014, the Company was in compliance with all applicable covenants, including those pertaining to the payment of dividends.